Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Computation of Basic and Diluted Net Loss Per Share

Following is the computation of basic and diluted net loss per share for the three months ended June 30, 2012 and 2011:

	Three Months Ended
	June 30,
	2012	2011
Numerator - net loss	$(336,664)	$(92,831)

Denominator - weighted average number of common shares outstanding - basic and diluted	20,294,631	8,449,839

Basic and diluted net loss per common share	$(0.02)	$(0.01)

Following is the computation of basic and diluted net loss per share for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)